Contingent assets and liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [Abstract]
Disclosure of contingent liabilities [Text block]
Table of Contents

Note 24Contingent assets and liabilities

Contingent assets

As per December 31, 2017, the Company had no material contingent assets.

Contingent liabilities

Guarantees

Philips’ policy is to provide guarantees and other letters of support only in writing. Philips does not stand by other forms of support. The total fair value of guarantees recognized on the balance sheet amounts to EUR nilmillion for both 2016 and 2017. Remaining off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates decreased by EUR 11 million during 2017 to EUR 17 million (December 31, 2016: EUR 28 million).

Environmental remediation

The Company and its subsidiaries are subject to environmental laws and regulations. Under these laws, the Company and/or its subsidiaries may be required to remediate the effects of certain manufacturing activities on the environment.

Legal proceedings

The Company and certain of its group companies and former group companies are involved as a party in legal proceedings, regulatory and other governmental proceedings, including discussions on potential remedial actions, relating to such matters as competition issues, commercial transactions, product liability, participations and environmental pollution.

While it is not feasible to predict or determine the ultimate outcome of all pending or threatened legal proceedings, regulatory and governmental proceedings, the Company is of the opinion that the cases described below may have, or have had in the recent past, a significant impact on the Company’s consolidated financial position, results of operations and cash flows.

Cathode Ray Tubes (CRT)

Starting in 2007, competition law authorities in several jurisdictions had commenced investigations into possible anticompetitive activities in the Cathode Ray Tubes, or CRT industry. On December 5, 2012, this lead to a European Commission decision imposing fines on (former) CRT manufacturers including the Company. The European Commission imposed a fine of EUR 313 million on the Company and a fine of EUR 392 million jointly and severally on the Company and LG Electronics, Inc. In total a payable of EUR 509 million was recognized in 2012 and the fine was paid in the first quarter of 2013. The Company appealed the decision of the European Commission with the General Court and later with European Court of Justice. These appeals were denied on September 9, 2015 and September 15, 2017 respectively. No further appeals are pending.

United States

Subsequent to the public announcement of these investigations in 2007, certain Philips Group companies were named as defendants in class action antitrust complaints by direct and indirect purchasers of CRTs filed in various federal district courts in the United States. These actions alleged anticompetitive conduct by manufacturers of CRTs and sought treble damages on a joint and several liability basis. In addition, sixteen individual plaintiffs, principally large retailers of CRT products who opted out of the direct purchaser class, filed separate complaints against the Company and other defendants based on the same substantive allegations. All these actions were consolidated for pre-trial proceedings in the United States District Court for the Northern District of California. In addition, the state attorneys general of California, Florida, Illinois, Oregon and Washington filed actions against the Company and other defendants seeking to recover damages on behalf of the states and, acting as parens patriae, their consumers.

With the exception of the action brought by the state attorney of Washington, which remains pending, all other actions have been settled or otherwise resolved. The indirect purchaser settlement was approved by the United States District Court for the Northern District of California in 2016 and is now pending before the Ninth Circuit Court of Appeals.

Canada

In 2007, certain Philips Group companies were also being named as defendants in proposed class proceedings in Ontario, Quebec and British Columbia, Canada, along with numerous other participants in the industry. After years of inactivity, in 2014, plaintiffs in the Ontario action initiated the class certification proceedings leading to class certification in the second half of 2016. In 2017, a settlement in principle has been reached for all three proposed class actions.

Other jurisdictions

In 2014, the Company was named as a defendant in a consumer class action lawsuit filed in Israel in which damages are claimed against several defendants based on alleged anticompetitive activities in the CRT industry. In addition, an electronics manufacturer filed a claim against the Company and several co- defendants with a court in the Netherlands and Turkey, also seeking compensation for the alleged damage sustained as a result from the alleged anticompetitive activities in the CRT industry. In 2015 and 2016, the Company became involved in further civil CRT antitrust litigation with previous CRT customers in the United Kingdom, Germany, Brazil and Denmark. In all cases, the same substantive allegations about anticompetitive activities in the CRT industry are made and damages are sought. The Company has received indications that more civil claims may be filed in due course.

Except for what has been provided or accrued for as disclosed in Provisions and Other liabilities, the Company has concluded that due to the considerable uncertainty associated with certain of these matters, based on current knowledge, potential losses cannot be reliably estimated with respect to these matters.

Personal Health

In December 2013, the European Commission commenced an investigation into alleged restrictions of online sales of consumer electronics products and small domestic appliances. The Company was one of several companies involved in the investigation. In February 2017, the European Commission completed its preliminary investigation and opened its formal proceedings. Philips is fully cooperating with the European Commission. Due to the considerable uncertainty associated with this matter, on the basis of current knowledge, the Company has concluded that potential losses cannot be reliably estimated with respect to these matters.

In April 2017, the Company received a Civil Investigative Demand (CID) out of the US Attorney’s Office in Northern District of Iowa. The CID relates to an evaluation of the appropriateness of certain sleep and respiratory care equipment financing programs available for Respironics’ products. In addition, in late 2017, the Company received an information request from the Department of Justice regarding the relationship between Respironics’ business and certain sleep centers that use Respironics’ products. The Company has not been advised that any claim has been asserted by the US government in connection with these matters and it continues to cooperate fully in both inquiries.

Miscellaneous

As part of the divestment of the Television and Audio, Video, Multimedia & Accessories businesses in 2012 and 2014, the Company transferred economic ownership and control in some legal entities or divisions thereof, while retaining (partial) legal ownership. Considering the current challenging business environment, the Company might face employee and operational liabilities in case of certain adverse events.

Given the uncertain nature of the relevant events and liabilities, it is not practicable to provide information on the estimate of the financial effect, if any, or timing. The outcome of the uncertain events could have a material impact on the Company’s consolidated financial position, results of operations and cash flows.